STOCKPILES AND ORE ON LEACH PADS (Tables)	12 Months Ended
Dec. 31, 2017
STOCKPILES AND ORE ON LEACH PADS
Stockpiles and Ore on Leach Pads

	At December 31,	At December 31,
	2017	2016
Current:
Stockpiles	$330	$393
Ore on leach pads	346	370
	$676	$763
Non-current:
Stockpiles	$1,502	$1,506
Ore on leach pads	346	358
	$1,848	$1,864

Stockpiles and Ore on Leach Pads, by Segment

	At December 31,	At December 31,
	2017	2016
Stockpiles and ore on leach pads:
Carlin	$441	$421
Phoenix	68	80
Twin Creeks	340	328
Long Canyon	34	9
CC&V	314	369
Yanacocha	270	367
Merian	25	27
Boddington	431	394
Tanami	4	19
Kalgoorlie	125	113
Ahafo	409	386
Akyem	63	114
	$2,524	$2,627